Contract Liabilities - Additional Information (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2018 TRY (₺)
Contract liabilities [abstract]
Transaction price allocated to unsatisfied contracts	75.00%
Transaction price allocated to revenue in next fiscal year	25.00%
Revenue recognized	₺ 181,710